COMPARATIVE INFORMATION	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
COMPARATIVE INFORMATION [Text Block]
16.	COMPARATIVE INFORMATION
Certain comparative information has been reclassified to conform with the presentation adopted in the current period.
15.	COMPARATIVE FIGURES

Certain 2012 comparative figures have been reclassified to conform with the financial statements presentation adopted for 2013.